MCA-Q1

Quarterly Report
June 30, 2025
MFS®  California
Municipal Bond Fund

Portfolio of Investments
6/30/25 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Municipal Bonds – 99.5%
Airport Revenue – 11.3%
Burbank, Glendale & Pasadena, CA, Airport Authority Rev., “B”, 5.25%, 7/01/2049	$2,725,000	$2,770,532
Burbank, Glendale & Pasadena, CA, Airport Authority Rev., “B”, 5.25%, 7/01/2054	3,250,000	3,292,055
Burbank, Glendale & Pasadena, CA, Airport Authority Rev., “B”, AGM, 4.375%, 7/01/2049	3,000,000	2,717,443
California Municipal Finance Authority Rev. (LINXS APM Project), “A”, 5%, 12/31/2047	2,190,000	2,095,811
Fresno, CA, Airport Revenue, “A”, BAM, 4.25%, 7/01/2044	1,000,000	914,100
Fresno, CA, Airport Revenue, “A”, BAM, 5%, 7/01/2053	1,000,000	984,275
Long Beach, CA, Senior Airport Rev., “C”, AGM, 5%, 6/01/2042	1,000,000	1,008,367
Long Beach, CA, Senior Airport Rev., “C”, AGM, 5.25%, 6/01/2047	1,500,000	1,514,612
Los Angeles, CA, Department of Airports Refunding Rev. (Los Angeles International), “A”, 5.25%, 5/15/2042	2,000,000	2,058,914
Los Angeles, CA, Department of Airports Refunding Rev. (Los Angeles International), “A”, 4.125%, 5/15/2043	500,000	464,087
Los Angeles, CA, Department of Airports Refunding Rev. (Los Angeles International), “A”, 5.25%, 5/15/2048	4,115,000	4,201,363
Los Angeles, CA, Department of Airports Refunding Rev. (Los Angeles International), “A”, 5.25%, 5/15/2050	4,000,000	4,104,640
Los Angeles, CA, Department of Airports Rev. (Los Angeles International), “H”, 4%, 5/15/2047	3,000,000	2,654,563
Los Angeles, CA, Department of Airports Rev. (Los Angeles International), “A”, 4%, 5/15/2049	5,000,000	4,366,090
Los Angeles, CA, Department of Airports Rev. (Los Angeles International), “C”, 5%, 5/15/2038	1,935,000	1,950,475
Los Angeles, CA, Department of Airports Rev. (Los Angeles International), “D”, 5%, 5/15/2037	1,305,000	1,336,210
Los Angeles, CA, Department of Airports Rev. (Los Angeles International), “D”, 5%, 5/15/2038	1,305,000	1,327,992
New York Transportation Development Corp., Special Facilities Rev. (John F. Kennedy International Airport New Terminal One Project), AGM, 5.25%, 6/30/2060	2,840,000	2,841,717
Sacramento County, CA, Airport System Rev., 5.25%, 7/01/2054	3,500,000	3,637,571
Sacramento County, CA, Airport System Rev., “B”, 5%, 7/01/2038	2,000,000	2,020,704
Sacramento County, CA, Airport System Rev., “C”, 5%, 7/01/2039	1,000,000	1,007,256
San Diego County, CA, Regional Airport Authority Rev., “B”, 5%, 7/01/2047	665,000	652,782
San Diego County, CA, Regional Senior Airport Authority Rev., “A”, 5.25%, 7/01/2050 (w)	5,000,000	5,108,375
San Francisco, CA, City & County Airports Commission Refunding Rev., “C”, 5.75%, 5/01/2048	5,000,000	5,258,659
San Francisco, CA, City & County Airports Commission, International Airport Rev., “A”, 5%, 5/01/2044	2,605,000	2,597,610
San Francisco, CA, City & County Airports Commission, International Airport Rev., “A”, 5.25%, 5/01/2049	1,000,000	1,009,284
San Francisco, CA, City & County Airports Commission, International Airport Rev., “A”, 4%, 5/01/2052	2,500,000	2,061,057
San Francisco, CA, City & County Airports Commission, International Airport Rev., “A”, 5.5%, 5/01/2055 (u)	4,000,000	4,150,372
San Francisco, CA, City & County Airports Commission, International Airport Rev., “B”, 5%, 5/01/2046	4,000,000	3,951,497
San Francisco, CA, City & County Airports Commission, International Airport Special Facilities Lease Rev., 5.25%, 5/01/2044	4,000,000	4,095,412
San Jose, CA, Airport Rev., “A”, 5%, 3/01/2047	2,000,000	1,963,419
		$78,117,244
General Obligations - General Purpose – 2.4%
Bridgeview, IL, Stadium & Redevelopment Projects, Taxable, AAC, 5.14%, 12/01/2036	$1,080,000	$988,862
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 5.625%, 7/01/2029	238,428	251,496
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 5.75%, 7/01/2031	497,583	536,705
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2033	219,601	214,249
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2035	383,721	369,463
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2037	169,415	161,411
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2041	230,339	204,697
Commonwealth of Puerto Rico, General Obligation Restructured, “A”, 4%, 7/01/2046	765,550	654,098
Commonwealth of Puerto Rico, General Obligation Restructured, Capital Appreciation, “A”, 0%, 7/01/2033	282,606	195,374
Oakland, CA, General Obligation, “D”, 5.5%, 7/15/2053	5,000,000	5,293,882
State of California, Various Purpose General Obligation, 4%, 3/01/2036 (Prerefunded 3/01/2030)	45,000	47,539
State of California, Various Purpose General Obligation, 4%, 3/01/2036	2,155,000	2,165,171
State of California, Various Purpose General Obligation, 5.25%, 10/01/2050	3,000,000	3,151,912
State of California, Various Purpose General Obligation, 5.5%, 8/01/2054	1,500,000	1,610,868
State of Illinois, General Obligation, 5.5%, 5/01/2039	440,000	460,890
State of Illinois, General Obligation, 5.75%, 5/01/2045	410,000	425,586
		$16,732,203

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
General Obligations - Schools – 13.7%
Alameda, CA, Unified School District Rev. (Election of 2022), “B”, 4%, 8/01/2052	$2,000,000	$1,760,399
Alvord, CA, Unified School District (Election of 2007), General Obligation, “A”, BAM, 4%, 8/01/2048	1,000,000	888,807
Antelope Valley, CA, Community College District (Election of 2016), General Obligation, Capital Appreciation, “D”, 0%, 8/01/2041	1,795,000	850,309
Antelope Valley, CA, Community College District (Election of 2016), General Obligation, Capital Appreciation, “D”, 0%, 8/01/2045	1,710,000	641,390
Antelope Valley, CA, Community College District (Election of 2016), General Obligation, Capital Appreciation, “D”, 0%, 8/01/2046	1,700,000	600,826
Antelope Valley, CA, Community College District (Election of 2016), General Obligation, Capital Appreciation, “D”, 0%, 8/01/2047	1,000,000	334,046
Antelope Valley, CA, Community College District (Election of 2016), General Obligation, Capital Appreciation, “D”, 0%, 8/01/2048	2,900,000	921,790
Antelope Valley, CA, Community College District (Election of 2016), General Obligation, Capital Appreciation, “D”, 0%, 8/01/2049	3,500,000	1,058,616
Antelope Valley, CA, Community College District (Election of 2016), General Obligation, Capital Appreciation, “D”, 0%, 2/01/2050	3,475,000	1,025,282
Antelope Valley, CA, Community College District, General Obligation, Refunding Rev., 5%, 8/01/2042 (w)	1,000,000	1,021,407
Antelope Valley, CA, Community College District, General Obligation, Refunding Rev., 5%, 8/01/2044 (w)	1,675,000	1,695,514
Beverly Hills, CA, Unified School District (Election of 2008), Capital Appreciation, 0%, 8/01/2029	4,335,000	3,842,641
Conejo Valley, CA, Unified School District (Election of 2014), General Obligation, Capital Appreciation, “E”, 0%, 8/01/2037	4,240,000	2,582,335
Fresno, CA, Clovis Unified School District (Election of 2020), General Obligation, “C”, 4%, 8/01/2048	5,000,000	4,569,461
Garden Grove, CA, Unified School District (Election of 2016), General Obligation, BAM, 4%, 8/01/2046	3,000,000	2,764,318
Garvey, CA, School District (Election of 2004), Capital Appreciation, AGM, 0%, 8/01/2031	2,120,000	1,733,327
Imperial County, CA, Community College District Rev., Capital Appreciation, “C”, BAM, 0%, 8/01/2034	500,000	348,782
Kern County, CA, Sierra Sands Unified School District (Election of 2006), Capital Appreciation, AGM, 0%, 11/01/2033	1,260,000	904,229
Lake Tahoe, CA, Unified School District (Election of 2008), Convertible Capital Appreciation, AGM, 0% to 8/01/2032, 6.375% to 8/01/2045	1,590,000	1,279,583
Los Angeles County, CA, Mt. San Antonio Community College District (Election of 2018), “A”, 4%, 8/01/2049	875,000	789,766
Los Angeles County, CA, Unified School District General Obligation, “QRR”, 5.25%, 7/01/2049	4,000,000	4,212,454
Los Angeles, CA, El Monte Union High School District (Election of 2008), General Obligation, Capital Appreciation, “F”, 0%, 6/01/2047	1,000,000	351,762
Los Angeles, CA, El Monte Union High School District (Election of 2008), General Obligation, Capital Appreciation, “F”, 0%, 6/01/2048	2,000,000	667,332
Los Angeles, CA, El Monte Union High School District (Election of 2008), General Obligation, Capital Appreciation, “F”, 0%, 6/01/2049	1,500,000	475,979
Los Angeles, CA, Paramount Unified School District, General Obligation, “C”, BAM, 3%, 8/01/2045	1,750,000	1,330,678
Marin County, CA, San Rafael City Elementary School District Rev., “B”, 4%, 8/01/2047	2,595,000	2,376,825
Mendocino Lake, CA, Community College District Rev. (Election of 2006), Capital Appreciation, “B”, AGM, 0%, 8/01/2032	1,570,000	1,239,396
Modesto, CA, Elementary School District, General Obligation, “B”, 3%, 8/01/2046	170,000	125,554
Modesto, CA, Elementary School District, General Obligation, “B”, 3%, 8/01/2050	105,000	74,488
Moorpark, CA, Unified School District (Election of 2008), Capital Appreciation, “A”, AGM, 0%, 8/01/2033	500,000	379,157
Moreland, CA, School District (Election of 2002), Capital Appreciation, “B”, FGIC, 0%, 8/01/2028	1,440,000	1,307,376
Mount San Antonio, CA, Community College District Rev. (Election of 2008), Convertible Capital Appreciation, “A”, 0% to 8/01/2028, 6.25% to 8/01/2043	5,000,000	4,807,515
Napa Valley, CA, Unified School District (Election of 2006), Capital Appreciation, “A”, 0%, 8/01/2029	3,385,000	2,994,510
Oakland, CA, Unified School District Rev., “A”, AGM, 5.25%, 8/01/2048	7,000,000	7,344,366
Pomona, CA, Unified School District, General Obligation, “F”, BAM, 3%, 8/01/2048	90,000	65,547
Riverside County, CA, Palm Springs Unified School District (Election of 2016), General Obligation, “B”, 4%, 8/01/2049	3,000,000	2,686,118
San Diego, CA, La Mesa-Spring Valley School District, General Obligation, “B”, 4%, 8/01/2051	2,000,000	1,768,510
San Diego, CA, San Ysidro School District (Measure U Election of 2020), General Obligation, “B”, AGM, 4%, 8/01/2045	1,850,000	1,736,824
San Diego, CA, Unified School District (Election of 2012), General Obligation, “I”, BAM, 4%, 7/01/2047	2,145,000	1,949,180
San Francisco, CA, City & County Community College District (Election of 2020), General Obligation, “B”, BAM, 5.25%, 6/15/2049	5,000,000	5,241,438
San Luis Obispo, CA, Lucia Mar Unified School District, General Obligation, “D”, 4%, 8/01/2049	2,235,000	1,997,381
Santa Clara County, CA, Mountain View Whisman School District (Election of 2020), General Obligation, “B”, 4.25%, 9/01/2045	5,750,000	5,546,634
Santa Maria Bonita, CA, School District (Election of 2014), General Obligation, BAM, 4%, 8/01/2042	1,000,000	937,081
Santa Maria Bonita, CA, School District (Election of 2014), General Obligation, BAM, 4%, 8/01/2044	1,250,000	1,163,693
South Monterey County, CA, Joint Union High School District (Election of 2018), “A-1”, AGM, 4%, 8/01/2049	2,480,000	2,222,360
Stanislaus County, CA, CERES Unified School District (Election of 2024), General Obligation, “A”, BAM, 5%, 8/01/2050	4,000,000	4,166,585

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
General Obligations - Schools – continued
Stanislaus County, CA, CERES Unified School District, Capital Appreciation, BAM, 0%, 8/01/2046	$2,775,000	$899,666
Stanislaus County, CA, CERES Unified School District, Capital Appreciation, BAM, 0%, 8/01/2047	3,035,000	926,216
Sweetwater, CA, Union High School District, “C”, 4%, 8/01/2043	2,000,000	1,883,344
West Contra Costa, CA, Unified School District (Election of 2020), General Obligation, “A-1”, AGM, 3%, 8/01/2046	3,365,000	2,580,262
Yolo County, CA, Davis Joint Unified School District, General Obligation, BAM, 3%, 8/01/2043	1,250,000	972,769
		$94,043,828
Healthcare Revenue - Hospitals – 10.6%
California Health Facilities Financing Authority Rev. (Cedars-Sinai Health System), “A”, 5%, 8/15/2051	$5,000,000	$5,089,343
California Health Facilities Financing Authority Rev. (Children's Hospital Los Angeles), “A”, 5%, 8/15/2042	2,550,000	2,490,878
California Health Facilities Financing Authority Rev. (Commonspirit Health), “A”, 5%, 12/01/2054	5,655,000	5,658,958
California Health Facilities Financing Authority Rev. (El Camino Health), “A”, 5.25%, 2/01/2048	2,500,000	2,620,501
California Health Facilities Financing Authority Rev. (El Camino Hospital), 5%, 2/01/2037	1,000,000	1,021,251
California Health Facilities Financing Authority Rev. (Stanford Health Care), “A”, 5.25%, 8/15/2054	2,500,000	2,613,884
California Infrastructure & Economic Development Bank Rev. (Adventist Health Energy Projects), “A”, 5.25%, 7/01/2049	1,500,000	1,502,164
California Infrastructure & Economic Development Bank Rev. (Adventist Health Energy Projects), “A”, 5.25%, 7/01/2054	1,500,000	1,484,032
California Municipal Finance Authority Rev. (Community Health Centers of the Central Coast, Inc.), “A”, 5%, 12/01/2036 (n)	175,000	178,256
California Municipal Finance Authority Rev. (Community Health Centers of the Central Coast, Inc.), “A”, 5%, 12/01/2046 (n)	750,000	713,538
California Municipal Finance Authority Rev. (Community Medical Centers), “A”, 5%, 2/01/2036	1,275,000	1,280,817
California Municipal Finance Authority Rev. (Community Medical Centers), “A”, 5%, 2/01/2037	850,000	852,092
California Municipal Finance Authority Rev. (Community Medical Centers), “A”, 5%, 2/01/2042	425,000	422,415
California Municipal Finance Authority Rev. (Eisenhower Medical Center), “A”, 5%, 7/01/2042	2,000,000	1,980,644
California Municipal Finance Authority Rev. (Eisenhower Medical Center), “A”, 5%, 7/01/2047	1,000,000	971,328
California Municipal Finance Authority Rev. (Eisenhower Medical Center), “B”, 4%, 7/01/2047	1,685,000	1,413,906
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), 5%, 11/01/2028	205,000	205,095
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), 5%, 11/01/2029	165,000	165,071
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), 5%, 11/01/2030	85,000	85,033
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), 5%, 11/01/2044	415,000	372,531
California Municipal Finance Authority Rev. (NorthBay Healthcare Group), “A”, 5.25%, 11/01/2047	1,500,000	1,379,594
California Municipal Finance Authority, COP (Palomar Health), “A”, AGM, 5.25%, 11/01/2052	4,000,000	4,068,110
California Public Finance Authority Rev. (Henry Mayo Newhall Hospital), 5%, 10/15/2047	2,545,000	2,404,089
California Public Finance Authority Rev. (Hoag Memorial Hospital Presbyterian), “A”, 4%, 7/15/2051	2,000,000	1,774,876
California Statewide Communities Development Authority Rev. (Emanate Health), “A”, 4%, 4/01/2040	650,000	620,631
California Statewide Communities Development Authority Rev. (Enloe Medical Center), “A”, AGM, 5.375%, 8/15/2057	5,000,000	5,064,398
California Statewide Communities Development Authority Rev. (John Muir Health), “A”, 5%, 12/01/2053	1,000,000	1,000,466
California Statewide Communities Development Authority Rev. (John Muir Health), “A”, 5.25%, 12/01/2054	3,500,000	3,580,874
California Statewide Communities Development Authority Rev. (John Muir Health), “A”, 5%, 12/01/2057	2,000,000	1,999,812
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5%, 12/01/2041 (n)	1,405,000	1,361,585
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5%, 12/01/2046 (n)	200,000	188,821
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5.5%, 12/01/2054	1,650,000	1,621,010
California Statewide Communities Development Authority Rev. (Loma Linda University Medical Center), “A”, 5.25%, 12/01/2056 (n)	1,955,000	1,872,779
California Statewide Communities Development Authority Rev. (Redlands Community Hospital), 5%, 10/01/2046	1,925,000	1,895,602
California Statewide Communities Development Authority, Hospital Rev. (Methodist Hospital of Southern California), 5%, 1/01/2038	1,500,000	1,535,418
Doylestown, PA, Hospital Authority Rev., “A”, 5%, 7/01/2049 (Prerefunded 7/01/2029)	5,000	5,363
Doylestown, PA, Hospital Authority Rev., “A”, 5%, 7/01/2049	65,000	63,542
Palomar Health, CA, Refunding Rev., AGM, 5%, 11/01/2047	2,000,000	1,967,955
Tulare County, CA, Sierra View Local Health Care District Rev., 4%, 7/01/2025	290,000	290,000
Tulare County, CA, Sierra View Local Health Care District Rev., 4%, 7/01/2026	300,000	301,609
Tulare County, CA, Sierra View Local Health Care District Rev., 5%, 7/01/2028	665,000	697,187
Tulare County, CA, Sierra View Local Health Care District Rev., 5%, 7/01/2029	635,000	673,822
University of California Regents, Medical Center Pooled Rev., “P”, 4%, 5/15/2053	5,000,000	4,302,086
Upland, CA, San Antonio Regional Hospital, COP, 4%, 1/01/2042	1,000,000	880,846
Upland, CA, San Antonio Regional Hospital, COP, 5%, 1/01/2047	1,000,000	994,693
Washington Township, CA, Health Care District Rev., “A”, 5%, 7/01/2031	325,000	346,484

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Washington Township, CA, Health Care District Rev., “A”, 5%, 7/01/2042	$1,000,000	$967,123
		$72,980,512
Healthcare Revenue - Long Term Care – 2.7%
California Health Facilities Financing Authority Rev. (Episcopal Communities & Services), “A”, 3.85%, 11/15/2027	$1,800,000	$1,803,638
California Health Facilities Financing Authority Rev. (Episcopal Communities & Services), “B”, 5%, 11/15/2043	750,000	737,952
California Health Facilities Financing Authority Rev. (Episcopal Communities & Services), “B”, 5.25%, 11/15/2048	1,000,000	997,848
California Health Facilities Financing Authority Rev. (Episcopal Communities & Services), “B”, 5.25%, 11/15/2053	1,250,000	1,229,883
California Health Facilities Financing Authority Rev. (Episcopal Communities & Services), “B”, 5.25%, 11/15/2058	2,000,000	1,949,301
California Health Facilities Financing Authority Rev. (Northern California Presbyterian Homes and Services, Inc.), 5%, 7/01/2039	1,000,000	1,000,676
California Municipal Finance Authority Rev. (PRS-California Obligated Group Projects), “A”, 5%, 4/01/2049	1,300,000	1,265,451
California Municipal Finance Authority Rev. (PRS-California Obligated Group Projects), “A”, 5%, 4/01/2054	1,540,000	1,473,600
California Public Finance Authority, Senior Living Refunding Rev. (Enso Village Project), “A”, 5%, 11/15/2036 (n)	775,000	747,550
California Public Finance Authority, Senior Living Refunding Rev. (Enso Village Project), “A”, 5%, 11/15/2046 (n)	1,250,000	1,102,904
California Statewide Communities Development Authority Rev. (Front Porch Communities and Services), “A”, 4%, 4/01/2040	500,000	458,002
California Statewide Communities Development Authority Rev. (Front Porch Communities and Services), “A”, 5%, 4/01/2047	1,835,000	1,754,736
California Statewide Communities Development Authority, Insured Refunding Rev. (Moldaw Residences), 5%, 11/01/2049	2,000,000	2,077,682
California Statewide Communities Development Authority, Insured Rev. (Viamonte Senior Living 1 Project), “A”, 4%, 7/01/2038	435,000	435,165
California Statewide Communities Development Authority, Insured Rev. (Viamonte Senior Living 1 Project), “A”, 4%, 7/01/2039	430,000	424,208
California Statewide Communities Development Authority, Insured Rev. (Viamonte Senior Living 1 Project), “A”, 4%, 7/01/2040	435,000	427,867
California Statewide Communities Development Authority, Insured Rev. (Viamonte Senior Living 1 Project), “A”, 4%, 7/01/2043	980,000	920,700
		$18,807,163
Human Services – 0.4%
California Public Finance Authority Rev. (Hazelden Betty Ford Foundation Project), “A”, 5%, 11/01/2049	$750,000	$751,192
California Public Finance Authority Rev. (Hazelden Betty Ford Foundation Project), “A”, 5%, 11/01/2054	2,000,000	1,982,178
		$2,733,370
Industrial Revenue - Environmental Services – 2.8%
California Municipal Finance Authority, Solid Waste Disposal Rev. (Republic Services, Inc. Project), “A”, 3.75%, 7/01/2041 (Put Date 10/01/2025)	$3,000,000	$2,998,844
California Municipal Finance Authority, Solid Waste Disposal Rev. (Republic Services, Inc. Project), “A”, 3.875%, 3/01/2054 (Put Date 3/01/2034)	4,000,000	3,810,946
California Municipal Finance Authority, Solid Waste Disposal Rev. (Waste Management, Inc. Project), “A”, 4.125%, 10/01/2041 (Put Date 10/01/2025)	3,000,000	3,000,277
California Municipal Finance Authority, Solid Waste Disposal Rev. (Waste Management, Inc. Project), “A”, 2.4%, 10/01/2044 (Put Date 10/01/2029)	3,000,000	2,833,242
California Municipal Finance Authority, Solid Waste Disposal Rev. (Waste Management, Inc. Project), “A”, 4.1%, 12/01/2044 (Put Date 12/01/2025)	3,000,000	3,000,214
California Municipal Finance Authority, Solid Waste Disposal Rev. (Waste Management, Inc. Project), “B”, 3.85%, 11/01/2041 (Put Date 6/01/2026)	3,600,000	3,604,847
		$19,248,370
Local Authorities – 0.4%
Los Angeles, CA, Department of Water & Power System Rev., “A”, BAM, 5%, 7/01/2053	$1,000,000	$1,012,361
Los Angeles, CA, Department of Water & Power System Rev., “A”, BAM, 5%, 7/01/2055	2,000,000	2,021,079
		$3,033,440
Miscellaneous Revenue - Other – 1.1%
Pasadena, CA, Public Financing Authority Lease Refunding Rev. (Rose Bowl Renovation Project), Capital Appreciation, 0%, 6/01/2048	$1,125,000	$358,153
San Francisco, CA, City & County Airports Commission, International Airport Special Facilities Lease Rev. (SFO Fuel Co. LLC), 5%, 1/01/2040	1,510,000	1,524,094
San Luis Obispo, CA, Public Financing Authority, Lease Rev. (Cultural Arts District Parking Project), 5%, 12/01/2053	5,000,000	5,228,208

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Miscellaneous Revenue - Other – continued
Virgin Islands Matching Fund Special Purpose Securitization Corp., “A”, 5%, 10/01/2026	$205,000	$206,689
		$7,317,144
Multi-Family Housing Revenue – 15.0%
California Community Housing Agency, Essential Housing Rev. (Aster), “A-1”, 4%, 2/01/2056 (n)	$2,200,000	$1,772,047
California Community Housing Agency, Essential Housing Rev. (Aster), “A-2”, 4%, 2/01/2043 (n)	2,600,000	2,291,314
California Community Housing Agency, Essential Housing Rev. (Fountains at Emerald Park), “A-1”, 3%, 8/01/2056 (n)	3,000,000	1,940,753
California Housing Finance Agency Municipal Certificates, “A”, 4.375%, 9/20/2036	1,963,716	1,962,314
California Housing Finance Agency, Affordable Housing Rev., “A-1”, 4.125%, 8/01/2038	800,000	785,600
California Housing Finance Agency, Limited Obligation Multi-Family Housing Rev. (Wakeland Riverwalk), “R”, 4.95%, 8/01/2044 (w)	1,800,000	1,800,885
California Housing Finance Agency, Multi-Family Housing (Bayview Apartments), “W”, FNMA, 4%, 10/01/2039	3,550,000	3,454,258
California Housing Finance Agency, Multi-Family Housing (LaSalle Apartments), “V”, FNMA, 4.1%, 9/01/2040	5,000,000	4,853,376
California Housing Finance Agency, Multi-Family Housing (Sisal Apartments), “DD”, FNMA, 3.7%, 11/01/2037	5,000,000	4,873,221
California Housing Finance Agency, Multi-Family Housing (All Hallows Apartments), “U”, FNMA, 4.1%, 9/01/2040	5,000,000	4,853,376
California Housing Finance Agency, Multi-Family Housing Rev. (Ocean View Garden Apartments), “J”, FNMA, 4.33%, 2/01/2042	3,000,000	2,912,200
California Housing Finance Agency, Multi-Family Housing Rev. (Playa Del Alameda Apartments), “Q”, FNMA, 4.25%, 8/01/2041	990,000	968,938
California Housing Finance Agency, Multi-Family Housing Rev. (Shoreview Apartments), “T”, FHLMC, 4.1%, 7/01/2040	5,000,000	4,851,791
California Municipal Finance Authority, Multi-Family Housing Rev. (CityView Apartments), “A”, 4%, 11/01/2036 (n)	4,000,000	3,680,238
California Municipal Finance Authority, Multi-Family Housing Rev. (Gibson Drive Apartments Project), “A”, 4.45%, 12/01/2042	4,000,000	3,924,376
California Municipal Finance Authority, Multi-Family Housing Rev. (Whitmer Manor Community Partners LP), “A”, FNMA, 4.875%, 11/01/2043	3,100,000	3,160,723
California Municipal Finance Authority, Multi-Family Housing Rev. (Wildomar Family Housing), “A”, 4.48%, 6/01/2044	5,000,000	4,853,482
California Municipal Finance Authority, Multi-Family Housing Rev. (Wildomar Family Housing), “A”, 5.28%, 9/01/2046	3,300,000	3,417,476
California Municipal Special Finance Agency VIII, Essential Housing Rev. (Elan Huntington Beach), “A-2”, 4%, 8/01/2047 (n)	2,500,000	2,186,297
California Municipal Special Finance Agency XII, Essential Housing Rev. (Allure Apartments), “A-1”, 3.25%, 2/01/2057 (n)	2,000,000	1,379,234
California Municipal Special Finance Agency, Essential Housing Rev. (Solana at Grand), “A-1”, 4%, 8/01/2056 (n)	3,000,000	2,471,850
California Statewide Communities Development Authority, Essential Housing Rev. (Orange Portfolio), “B”, 4%, 3/01/2057 (n)	2,000,000	1,418,300
California Statewide Communities Development Authority, Multi-Family Housing Rev. (Vintage at Folsom), “E-1”, FNMA, 4%, 10/01/2042	3,650,000	3,297,592
Carlsbad, CA, Multi-Family Housing Rev. (Mariposa Apartments), “A”, 4.6%, 2/01/2036	1,640,000	1,646,201
Los Angeles County, CA, Development Authority, Multi-Family Housing Rev. (West Los Angeles VA Campus Building 402 Apartments), 3.375%, 1/01/2046 (Put Date 7/01/2026)	3,600,000	3,592,862
Los Angeles, CA, Multi-Family Housing Authority Refunding Rev., “A”, 3.75%, 4/01/2034	5,250,000	5,189,084
Los Angeles, CA, Multi-Family Housing Authority Rev. (Clarendon Apartments), “A”, 4.5%, 12/01/2059	8,750,000	7,802,446
National Finance Authority, NH, Municipal Certificates, “1-A”, 4.375%, 9/20/2036	1,307,451	1,266,034
National Finance Authority, NH, Municipal Certificates, “A-CA”, 3.925%, 7/20/2039	4,978,198	4,619,266
National Finance Authority, NH, Municipal Certificates, “B-CA”, 3.925%, 7/20/2040	2,000,000	1,740,558
North Carolina Housing Finance Agency (Multi-Family Tax-Exempt Mortgaged Back), FNMA, 4.45%, 5/01/2040	2,972,340	3,028,330
Sacramento County, CA, Multi-Family Housing Authority (Albert Einstein Residence Center), “A”, 4.125%, 4/01/2040	2,480,000	2,328,072
San Diego, CA, Multi-Family Housing Authority Rev. (Rancho Del Norta Apartments), 4.6%, 2/01/2036	228,000	212,304
San Diego, CA, Multi-Family Housing Authority Rev. (Rancho Del Norta Apartments), “C”, 4.6%, 2/01/2036	1,735,000	1,613,903
San Francisco, CA, City & County Multi-Family Housing Rev. ( Sunnydale Hope SF Block 9), “B-1”, FNMA, 5%, 2/01/2046	1,245,000	1,244,277
Virginia Housing Development Authority, Rental Housing, “F”, 5.15%, 11/01/2048	2,000,000	2,003,306
		$103,396,284
Parking – 0.2%
Stockton, CA, Public Financing Authority Parking Rev., 5%, 3/01/2047	$1,625,000	$1,501,694
Port Revenue – 0.4%
Alameda, CA, Corridor Transportation Authority Rev., Capital Appreciation, “C”, AGM, 0%, 10/01/2053	$12,000,000	$2,856,230
Sales & Excise Tax Revenue – 2.0%
Guam Government Business Privilege Tax Refunding, “F”, 4%, 1/01/2042	$390,000	$345,219
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “2019A-2”, 4.536%, 7/01/2053	9,000	7,818
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-1”, 4.55%, 7/01/2040	114,000	109,270
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-1”, 4.75%, 7/01/2053	382,000	351,198

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Sales & Excise Tax Revenue – continued
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-1”, 5%, 7/01/2058	$5,346,000	$5,025,926
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-2”, 4.329%, 7/01/2040	944,000	885,778
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-2”, 4.329%, 7/01/2040	385,000	361,255
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., “A-2”, 4.784%, 7/01/2058	2,826,000	2,575,253
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2029	31,000	26,456
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2031	1,566,000	1,221,814
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, “A-1”, 0%, 7/01/2033	1,524,000	1,083,277
Wisconsin Public Finance Authority, Limited Obligation Grant Rev. (American Dream at Meadowlands Project), “A”, 6.25%, 8/01/2027 (a)(d)(n)	960,000	928,800
Wisconsin Public Finance Authority, Limited Obligation Grant Rev., Taxable (American Dream at Meadowlands Project), ”A“, 5.625%, 8/01/2024 (a)(d)(n)	555,000	536,962
		$13,459,026
Secondary Schools – 4.9%
California Enterprise Development Authority, Charter School Rev. (Rocklin Academy Project), 5%, 6/01/2054	$700,000	$642,200
California Enterprise Development Authority, Charter School Rev. (Rocklin Academy Project), 5%, 6/01/2064	1,350,000	1,206,559
California Enterprise Development Authority, Lease Rev. (Riverside County - Mead Valley Wellness Village Project), “A”, 5.5%, 11/01/2059	3,375,000	3,645,670
California Infrastructure & Economic Development Bank Rev. (Colburn School), 1.75%, 8/01/2055 (Put Date 8/01/2026)	1,000,000	978,655
California Infrastructure & Economic Development Bank Rev. (Social Bonds), “B”, 5%, 11/01/2059	1,000,000	966,490
California Infrastructure & Economic Development Bank, Senior National Charter School Revolving Rev. (Equitable School), “B”, 4%, 11/01/2050	500,000	413,464
California Infrastructure & Economic Development Bank, Senior National Charter School Revolving Rev. (Equitable School), “B”, 4.125%, 11/01/2052	3,075,000	2,566,544
California Municipal Finance Authority, Charter School Lease Rev. (Palmdale Aerospace Academy Project), “A”, 5%, 7/01/2038 (n)	970,000	937,289
California Municipal Finance Authority, Education Rev. (American Heritage Education Foundation Project), “A”, 5%, 6/01/2046	750,000	722,224
California Municipal Finance Authority, School Facility Rev. (St. Mary's School - Aliso Viejo), “A”, 5.5%, 5/01/2044	350,000	347,930
California Municipal Finance Authority, School Facility Rev. (St. Mary's School - Aliso Viejo), “A”, 5.75%, 5/01/2054	435,000	431,310
California Municipal Finance Authority, School Facility Rev. (St. Mary's School - Aliso Viejo), “A”, 5.875%, 5/01/2059	390,000	390,373
California School Finance Authority, Charter School Refunding Rev. (Aspire Public Schools), 5%, 8/01/2041 (Prerefunded 8/01/2025) (n)	50,000	50,067
California School Finance Authority, Charter School Refunding Rev. (Aspire Public Schools), 5%, 8/01/2041 (n)	450,000	431,115
California School Finance Authority, Charter School Refunding Rev. (Magnolia Public Schools-Obligated Group), “A”, 5%, 7/01/2045	1,700,000	1,635,268
California School Finance Authority, Charter School Refunding Rev. (Magnolia Public Schools-Obligated Group), “A”, 5%, 7/01/2055	1,845,000	1,735,923
California School Finance Authority, Charter School Refunding Rev. (Partnerships to Uplift Communities Project), 5.25%, 8/01/2038	500,000	503,785
California School Finance Authority, Charter School Refunding Rev. (Partnerships to Uplift Communities Project), 5.5%, 8/01/2043	550,000	551,466
California School Finance Authority, Charter School Refunding Rev. (Partnerships to Uplift Communities Project), 5.5%, 8/01/2047	525,000	519,056
California School Finance Authority, Charter School Rev. (Alliance for College-Ready Public Schools Projects), 5%, 7/01/2049	1,000,000	988,019
California School Finance Authority, Charter School Rev. (Aspire Public Schools - Obligated Group), 5%, 8/01/2040 (n)	940,000	913,998
California School Finance Authority, Charter School Rev. (Aspire Public Schools - Obligated Group), 5%, 8/01/2045 (n)	415,000	385,116
California School Finance Authority, Charter School Rev. (Aspire Public Schools - Obligated Group), “A”, 5%, 8/01/2040 (n)	525,000	521,264
California School Finance Authority, Charter School Rev. (Aspire Public Schools - Obligated Group), “A”, 5%, 8/01/2050 (n)	1,000,000	927,021
California School Finance Authority, Charter School Rev. (Downtown College Prep - Obligated Group), 5%, 6/01/2046 (z)	1,000,000	600,000
California School Finance Authority, Charter School Rev. (Social Bonds - Fenton Charter Public Schools Obligated Group), “A”, 5%, 7/01/2040 (n)	1,125,000	1,093,208
California School Finance Authority, Charter School Rev. (Social Bonds - Fenton Charter Public Schools Obligated Group), “A”, 5%, 7/01/2058 (n)	625,000	561,947
California School Finance Authority, Educational Facilities Rev. (New Designs Charter School Adams Campus Project), “A”, 5%, 6/01/2030 (n)	700,000	710,659
California School Finance Authority, Educational Facilities Rev. (New Designs Charter School Adams Campus Project), “A”, 5%, 6/01/2050 (n)	2,120,000	1,964,415
California School Finance Authority, School Facility Rev. (Alliance for College-Ready Public Schools Projects), “A”, 5%, 7/01/2030 (n)	1,245,000	1,246,280
California School Finance Authority, School Facility Rev. (Granada Hills Charter Obligated Group), “A”, 5%, 7/01/2054	525,000	514,048

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Secondary Schools – continued
California School Finance Authority, School Facility Rev. (Granada Hills Charter Obligated Group), “A”, 5%, 7/01/2064	$1,000,000	$953,891
California School Finance Authority, School Facility Rev. (Green Dot Public Schools California Projects), “A”, 5%, 8/01/2038 (n)	870,000	877,730
California School Finance Authority, School Facility Rev. (Green Dot Public Schools California Projects), “A”, 5%, 8/01/2048 (n)	870,000	834,964
California School Finance Authority, School Facility Rev. (KIPP LA Projects), “A”, 5%, 7/01/2037 (n)	505,000	509,328
California School Finance Authority, School Facility Rev. (KIPP LA Projects), “A”, 5%, 7/01/2047 (n)	745,000	712,406
California School Finance Authority, School Facility Rev. (KIPP SoCal Projects), “A”, 5%, 7/01/2049 (n)	1,050,000	1,001,063
		$33,990,745
Single Family Housing - State – 0.9%
California Department of Veterans Affairs, Home Purchase Rev., “A”, 5.5%, 12/01/2052	$805,000	$850,028
California Department of Veterans Affairs, Home Purchase Rev., “A”, 4.3%, 12/01/2054	6,000,000	5,483,903
		$6,333,931
State & Local Agencies – 3.8%
Garden Grove, CA, Public Financing Authority Rev., “A”, BAM, 4%, 4/01/2054	$4,000,000	$3,506,723
Indio, CA, Public Financing Authority Lease Rev., “A”, BAM, 5.25%, 11/01/2047	3,735,000	3,941,401
Los Angeles County, CA, Public Works Financing Authority Rev., “H”, 5.5%, 12/01/2053	2,000,000	2,136,831
North Lake Tahoe, CA, Public Financing Authority Lease Rev. (Health and Human Services Center), 5.5%, 12/01/2047	4,425,000	4,744,808
Ontario, CA, Public Financing Authority Lease Rev. (Civic Center Improvements), “A”, 5%, 11/01/2038	500,000	535,850
Ontario, CA, Public Financing Authority Lease Rev. (Civic Center Improvements), “A”, 5%, 11/01/2039	700,000	745,233
Ontario, CA, Public Financing Authority Lease Rev. (Civic Center Improvements), “A”, 5%, 11/01/2040	900,000	952,958
Ontario, CA, Public Financing Authority Lease Rev., “A”, 4.5%, 11/01/2055	1,000,000	949,181
San Bernadino, CA, Unified School District Certificates of Participation, AGM, 4.375%, 10/01/2043	2,000,000	1,946,864
San Bernadino, CA, Unified School District Certificates of Participation, AGM, 4.5%, 10/01/2045	2,000,000	1,960,332
Santa Clara County, CA, Financing Authority Lease Rev. (Capital Facilities), “A”, 3%, 5/01/2039	5,270,000	4,520,284
		$25,940,465
Tax - Other – 1.5%
California Municipal Finance Authority, Special Tax Rev., “B”, 5.5%, 9/01/2043	$625,000	$642,632
California Municipal Finance Authority, Special Tax Rev., “B”, 5.75%, 9/01/2053	1,850,000	1,908,467
Chicago, IL, Board of Education, Dedicated Capital Improvement, 5%, 4/01/2045	340,000	334,707
Chicago, IL, Board of Education, Dedicated Capital Improvement, 5.75%, 4/01/2048	735,000	760,116
Chicago, IL, Board of Education, Dedicated Capital Improvement Tax Bond, 5.75%, 4/01/2035	2,195,000	2,254,621
Dallas, TX, Senior Lien Special Tax Rev. (Fair Park Venue Project), 6.25%, 8/15/2053 (Put Date 8/15/2028)	515,000	515,159
Guam Government Limited Obligation Rev., “A”, 5%, 12/01/2036	170,000	171,201
Guam Government Limited Obligation Rev., “A”, 5%, 12/01/2046	500,000	492,381
Irvine, CA, Financial Authority, Special Tax Rev. (Irvine Great Park Infrastructure Project), BAM, 4%, 9/01/2058	4,000,000	3,489,827
		$10,569,111
Tax Assessment – 4.3%
California Statewide Communities Development Authority Rev. (Infrastructure Program), “A”, 5%, 9/02/2048	$940,000	$937,041
California Statewide Communities Development Authority Rev. (Infrastructure Program), “B”, 5%, 9/02/2044	1,000,000	1,013,284
California Statewide Communities Development Authority Rev. (Infrastructure Program), “B”, 4%, 9/02/2050	505,000	406,922
California Statewide Communities Development Authority Rev. (Infrastructure Program), “C”, 4%, 9/02/2040	1,975,000	1,818,733
California Statewide Communities Development Authority Rev. (Infrastructure Program), “C”, 5%, 9/02/2044	500,000	496,232
California Statewide Communities Development Authority Rev. (Infrastructure Program), “C”, 5%, 9/02/2049	500,000	489,297
Huntington Beach, CA, Community Facilities District Special Tax (Grand Coast Resort), 5.125%, 9/01/2031	1,000,000	1,013,638
Lake Elsinore, CA, Public Financing Authority Rev., 5%, 9/01/2035	920,000	923,073
Mountain House, CA, Special Tax Community Facilities District No. 2024-1 (Public Facilities and Services), 5%, 9/01/2055	2,000,000	1,912,454
Newport Beach, CA, Limited Obligation Improvement Bonds, “A”, 4.125%, 9/02/2038	570,000	555,271
Newport Beach, CA, Limited Obligation Improvement Bonds, “A”, 5%, 9/02/2043	645,000	654,348
Pittsburg, CA, Redevelopment Successor Agency, Tax Allocation (Los Medanos Community Development Project), AGM, 5%, 8/01/2028	650,000	652,095
Rancho Cucamonga, CA, Community Facilities District Special Tax, 5.25%, 9/01/2033	1,000,000	1,014,990
River Islands, CA, Public Finance Authority Improvement Area No. 1, Special Tax Community Facilities District No. 2003-1, “A-1”, AGM, 4.25%, 9/01/2047	5,000,000	4,687,722
River Islands, CA, Public Finance Authority, Special Tax Community Facilities District No. 2016-1, AGM, 4.25%, 9/01/2042	1,000,000	968,052
River Islands, CA, Public Finance Authority, Special Tax Community Facilities District No. 2016-1, AGM, 4.5%, 9/01/2047	2,550,000	2,477,882
Riverside County, CA, Jurupa Valley Redevelopment Project Rev., “B”, AGM, 5%, 10/01/2030	890,000	891,898

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Tax Assessment – continued
San Francisco, CA, City & County Development Special Tax District No. 2020-1 (Mission Rock Facilities & Services), “A”, 4%, 9/01/2026 (n)	$70,000	$70,278
San Francisco, CA, City & County Development Special Tax District No. 2020-1 (Mission Rock Facilities & Services), “A”, 4%, 9/01/2051 (n)	1,600,000	1,282,325
San Francisco, CA, City & County Redevelopment Successor Agency (Mission Bay South Redevelopment Project), “A”, 5%, 8/01/2043	750,000	749,985
San Francisco, CA, City & County Redevelopment Successor Agency, Community Facilities District No. 6 Special Tax (Mission Bay South Public Improvements), AGM, 5.25%, 8/01/2041	1,500,000	1,612,952
San Francisco, CA, City & County Redevelopment Successor Agency, Community Facilities District No. 6 Special Tax (Mission Bay South Public Improvements), AGM, 5.25%, 8/01/2042	1,250,000	1,333,638
San Francisco, CA, City & County Redevelopment Successor Agency, Community Facilities District No. 6 Special Tax (Mission Bay South Public Improvements), AGM, 5.25%, 8/01/2043	1,000,000	1,054,523
San Joaquin, CA, Area Flood Control Agency, Levee Construction & Maintenance Assessment District, “A”, AGM, 4%, 10/01/2048	835,000	772,933
San Joaquin, CA, Area Flood Control Agency, Levee Construction & Maintenance Assessment District, “A”, AGM, 4.125%, 10/01/2053	1,000,000	908,660
Transbay Joint Powers Authority, CA, Tax Allocation (Green Bonds), “B”, 5%, 10/01/2034	300,000	307,971
Transbay Joint Powers Authority, CA, Tax Allocation (Green Bonds), “B”, 5%, 10/01/2038	275,000	276,401
		$29,282,598
Tobacco – 1.7%
Buckeye, OH, Tobacco Settlement Financing Authority, Asset-Backed Refunding, 2020B-2, “2”, 5%, 6/01/2055	$855,000	$728,910
California County Tobacco Securitization Agency Settlement (Gold Country Settlement Funding Corp.), Capital Appreciation, “B-2”, 0%, 6/01/2055	4,750,000	926,168
California County Tobacco Securitization Agency Settlement (Los Angeles County Securitization Corp.), “A”, 4%, 6/01/2049	3,515,000	2,979,330
California County Tobacco Securitization Agency Settlement (Los Angeles County Securitization Corp.), “A”, 5%, 6/01/2049	135,000	130,766
California County Tobacco Securitization Agency Settlement (Sonoma County Securitization Corp.), “B-1”, 5%, 6/01/2049	215,000	210,729
California County Tobacco Securitization Agency Settlement (Sonoma County Securitization Corp.), Capital Appreciation, “B-2”, 0%, 6/01/2055	10,000,000	1,972,667
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 5%, 6/01/2051	4,000,000	3,937,006
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Taxable, “B-1”, 3.85%, 6/01/2050	1,075,000	978,184
		$11,863,760
Toll Roads – 0.1%
Bay Area, CA, Toll Authority Bridge Rev., “F-1”, 5%, 4/01/2053	$500,000	$516,881
Universities - Colleges – 3.7%
California Educational Facilities Authority Rev. (Art Center College of Design), “A”, 5%, 12/01/2036	$2,060,000	$2,101,049
California Educational Facilities Authority Rev. (Chapman University), “B”, 4%, 4/01/2047	1,000,000	900,391
California Educational Facilities Authority Rev. (Loma Linda University), “A”, 5%, 4/01/2036	425,000	430,425
California Educational Facilities Authority Rev. (Loma Linda University), “A”, 5%, 4/01/2037	1,265,000	1,278,927
California Educational Facilities Authority Rev. (Saint Mary's College), “A”, 5.5%, 10/01/2053	1,250,000	1,224,824
California Educational Facilities Authority Rev. (Santa Clara University), “A”, 5%, 4/01/2045	500,000	525,188
California Educational Facilities Authority Rev. (University of Redlands), “A”, 5%, 10/01/2036	1,000,000	1,004,428
California Educational Facilities Authority Rev. (University of Redlands), “A”, 5%, 10/01/2037	1,000,000	1,003,473
California Educational Facilities Authority Rev. (University of Redlands), “A”, 5%, 10/01/2038	500,000	501,224
California Educational Facilities Authority Rev. (University of San Francisco), “A”, 5%, 10/01/2038	1,000,000	1,022,107
California Municipal Finance Authority Refunding Rev. (California Baptist University), “A”, 5.125%, 11/01/2040	1,350,000	1,352,964
California Municipal Finance Authority Refunding Rev. (California Baptist University), “A”, 5.375%, 11/01/2045	775,000	772,606
California Municipal Finance Authority Refunding Rev. (California Baptist University), “A”, 5.625%, 11/01/2054	500,000	497,030
California Municipal Finance Authority Rev. (Biola University), 5%, 10/01/2033	625,000	639,841
California Municipal Finance Authority Rev. (Biola University), 5%, 10/01/2035	1,195,000	1,218,115
California Municipal Finance Authority Rev. (Biola University), 5%, 10/01/2039	1,000,000	1,008,697
California Municipal Finance Authority Rev. (Emerson College), “B”, 5%, 1/01/2042	4,310,000	4,310,459
California Municipal Finance Authority Rev. (University of La Verne), “A”, 5%, 6/01/2043	1,500,000	1,489,028
California Municipal Finance Authority Rev. (William Jessup University), 5%, 8/01/2039	500,000	416,075
California Municipal Finance Authority Rev. (William Jessup University), 5%, 8/01/2048	2,500,000	1,876,942
California Municipal Finance Authority, Refunding Rev. (California Baptist University), “A”, 5%, 11/01/2035	375,000	382,429
California State University Systemwide Rev., “A”, 3%, 11/01/2052	2,000,000	1,386,627

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Universities - Colleges – continued
Tulare and Kings Counties, CA, College of the Sequoias Community District (Area Improvement District No. 3), “E”, 3%, 8/01/2051	$200,000	$145,435
		$25,488,284
Universities - Dormitories – 2.0%
California Enterprise Development Authority, Student Housing Refunding Rev. (Provident Group - Pomona Properties LLC Project), “A”, 5%, 1/15/2039	$650,000	$674,465
California Enterprise Development Authority, Student Housing Refunding Rev. (Provident Group - Pomona Properties LLC Project), “A”, 5%, 1/15/2045	1,000,000	1,000,747
California Enterprise Development Authority, Student Housing Rev. (Provident Group - SDSU Properties LLC - M@College Project), “A”, 5%, 8/01/2055	825,000	823,611
California Enterprise Development Authority, Student Housing Rev. (Provident Group - SDSU Properties LLC - M@College Project), “A”, 5%, 8/01/2057	450,000	442,170
California Municipal Finance Authority, Student Housing Rev. (Bowles Hall Foundation), “A”, 5%, 6/01/2035	225,000	225,123
California Municipal Finance Authority, Student Housing Rev. (CHF-Davis I LLC - West Village Student Housing Project), 5%, 5/15/2037	2,605,000	2,655,839
California Statewide Communities Development Authority Rev. (Lancer Educational Student Housing Project), “A”, 5%, 6/01/2034 (n)	375,000	381,784
California Statewide Communities Development Authority Rev. (Lancer Educational Student Housing Project), “A”, 5%, 6/01/2039 (n)	475,000	468,520
California Statewide Communities Development Authority Rev. (Lancer Educational Student Housing Project), “A”, 5%, 6/01/2051 (n)	1,440,000	1,310,009
California Statewide Communities Development Authority, College Housing Rev. (NCCD-Hooper Street LLC College of the Arts Project), 5.25%, 7/01/2039 (n)	1,740,000	1,740,119
University of California, Hastings Campus Housing Finance Authority, Campus Housing Rev., “A”, 5%, 7/01/2045 (n)	3,000,000	2,730,930
University of California, Hastings Campus Housing Finance Authority, Campus Housing Rev., Convertible Capital Appreciation, “B”, 0% to 7/01/2035, 6.75% to 7/01/2061 (n)	3,250,000	1,425,896
		$13,879,213
Utilities - Cogeneration – 0.4%
California Pollution Control Financing Authority, Water Furnishing Refunding Rev. (San Diego County Water Authority Desalination Project Pipeline), 5%, 7/01/2039 (n)	$1,000,000	$1,009,894
California Pollution Control Financing Authority, Water Furnishing Refunding Rev. (San Diego County Water Authority Desalination Project Pipeline), 5%, 11/21/2045 (n)	1,610,000	1,594,963
		$2,604,857
Utilities - Investor Owned – 0.4%
California Statewide Communities Development Authority, Pollution Control Rev. (Southern California Edison Co.), “D”, 4.5%, 11/01/2033	$2,500,000	$2,556,015
Utilities - Municipal Owned – 1.2%
Puerto Rico Electric Power Authority Refunding Rev., “DDD”, 5%, 7/01/2021 (a)(d)	$475,000	$259,469
Puerto Rico Electric Power Authority Refunding Rev., “DDD”, 5%, 7/01/2022 (a)(d)	765,000	417,881
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2029 (a)(d)	600,000	327,750
Puerto Rico Electric Power Authority Rev., “CCC”, 5.25%, 7/01/2027 (a)(d)	455,000	248,544
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2021 (a)(d)	235,000	128,369
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2023 (a)(d)	60,000	32,775
Puerto Rico Electric Power Authority Rev., “TT”, 5%, 7/01/2037 (a)(d)	620,000	338,675
Puerto Rico Electric Power Authority Rev., “VV”, NPFG, 5.25%, 7/01/2034	55,000	54,051
Puerto Rico Electric Power Authority Rev., “ZZ”, 5.25%, 7/01/2023 (a)(d)	325,000	177,531
Puerto Rico Electric Power Authority Rev., Taxable, “EEE”, 6.05%, 7/01/2032 (a)(d)	75,000	40,969
San Francisco, CA, City & County Public Utilities Commission, Power Rev. Bonds, “A”, 5%, 11/01/2053	3,500,000	3,545,600
Truckee Donner Public Utility District, CA, Electric System Rev., “A”, 5%, 11/15/2037	1,250,000	1,314,990
Victorville, CA, Electric Rev., “A”, 5%, 5/01/2035	725,000	796,291
Victorville, CA, Electric Rev., “A”, 5%, 5/01/2036	590,000	642,562
		$8,325,457

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Utilities - Other – 8.1%
Black Belt Energy Gas District, AL, Gas Project Rev. (Project No. 8), “A”, 4%, 12/01/2052 (Put Date 12/01/2029)	$1,195,000	$1,186,205
Black Belt Energy Gas District, AL, Gas Project Rev., “C-1”, 5.25%, 2/01/2053 (Put Date 6/01/2029)	2,735,000	2,876,162
California Community Choice Financing Authority Clean Energy Project Rev. (Green Bonds), “B”, 5%, 3/01/2056 (Put Date 11/01/2035)	3,000,000	3,185,370
California Community Choice Financing Authority, Clean Energy Project Rev. (Green Bonds), “A-1”, 5%, 12/01/2053 (Put Date 8/01/2029)	5,000,000	5,222,554
California Community Choice Financing Authority, Clean Energy Project Rev. (Green Bonds), “C”, 5.25%, 1/01/2054 (Put Date 10/01/2031)	5,000,000	5,239,608
California Community Choice Financing Authority, Clean Energy Project Rev. (Green Bonds), “C”, 5%, 8/01/2055 (Put Date 10/01/2032)	9,000,000	9,485,608
California Community Choice Financing Authority, Clean Energy Project Rev. (Green Bonds), “D”, 5%, 2/01/2055 (Put Date 9/01/2032)	4,000,000	4,254,538
California Community Choice Financing Authority, Clean Energy Project Rev. (Green Bonds), “E”, 5%, 2/01/2055 (Put Date 9/01/2032)	2,000,000	2,113,211
California Community Choice Financing Authority, Clean Energy Project Rev. (Green Bonds), “F”, 5.5%, 10/01/2054 (Put Date 11/01/2030)	2,980,000	3,195,138
California Community Choice Financing Authority, Clean Energy Project Rev. (Green Bonds), “H”, 5%, 1/01/2056 (Put Date 8/01/2033)	5,000,000	5,360,055
California M-S-R Energy Authority, Gas Rev., “A”, 7%, 11/01/2034	1,750,000	2,087,777
Central Valley, CA, Energy Authority, Commodity Supply Rev., 5%, 12/01/2055 (Put Date 8/01/2035)	3,000,000	3,197,681
Patriots Energy Group Financing Agency, SC, Gas Supply Rev., “B-1”, 5.25%, 2/01/2054 (Put Date 3/01/2031)	1,900,000	2,039,798
Southeast Alabama Energy Authority Commodity Supply Rev. (Project No. 5), “A”, 5.25%, 1/01/2054 (Put Date 7/01/2029)	2,540,000	2,664,281
Southern California Public Power Authority (Natural Gas Project No. 1), “A”, 5%, 11/01/2033	1,655,000	1,749,351
Tennergy Corp., TN, Gas Supply Rev., “A”, 5.5%, 10/01/2053 (Put Date 12/01/2030)	1,520,000	1,595,336
		$55,452,673
Water & Sewer Utility Revenue – 3.5%
Cambria, CA, Community Services District Wastewater Rev., “A”, AGM, 4.625%, 9/01/2047	$1,000,000	$1,004,438
Cambria, CA, Community Services District Wastewater Rev., “A”, AGM, 4.75%, 9/01/2052	1,100,000	1,084,405
East Bay, CA, Municipal Utility District Wastewater System Rev., “A”, 5%, 6/01/2049	1,000,000	1,046,844
East Bay, CA, Municipal Utility District Wastewater System Rev., “A”, 5%, 6/01/2054	1,000,000	1,040,514
East Bay, CA, Municipal Utility District Water System Refunding Rev., “A”, 5%, 6/01/2054	2,000,000	2,081,028
El Dorado, CA, Irrigation District Rev. (Certificates of Participation), “A”, 4%, 3/01/2050	3,500,000	3,076,267
Guam Waterworks Authority Rev. (Water and Wastewater System), “A”, 5%, 1/01/2050	720,000	711,244
North Kern, CA, Cawelo Financing Authority Water Rev. (Cawelo Water District Project), “A”, AGM, 5.25%, 5/01/2050	2,005,000	2,051,305
North Kern, CA, Cawelo Financing Authority Water Rev. (Cawelo Water District Project), “A”, AGM, 5.25%, 5/01/2054	1,350,000	1,376,182
Pajaro Valley, CA, Water Management Agency Rev., COP, BAM, 4.125%, 3/01/2048	3,500,000	3,299,480
Pajaro Valley, CA, Water Management Agency Rev., COP, BAM, 4.125%, 3/01/2053	1,500,000	1,372,523
Santa Barbara County, CA, Solid Waste System Rev., COP, “B”, 5%, 12/01/2036	2,000,000	2,051,952
Texas Water Development Board State Water Implementation Rev., “A”, 5%, 10/15/2058	1,560,000	1,575,684
Truckee Donner Public Utility District, CA, Water System Rev., “A”, 5%, 11/15/2042	2,070,000	2,186,941
		$23,958,807
Total Municipal Bonds		$684,989,305
Bonds – 0.1%
Transportation - Services – 0.1%
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2043 (n)	$1,044,360	$348,921
Contingent Value Instruments – 0.1%
General Obligations - General Purpose – 0.1%
Commonwealth of Puerto Rico, General Obligation Contingent Value Instrument, 11/01/2043	$908,524	$558,742

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Mutual Funds (h) – 1.1%
Money Market Funds – 1.1%
MFS Institutional Money Market Portfolio, 4.35% (v)	7,381,734	$7,382,472

Other Assets, Less Liabilities – (0.8)%		(5,193,167)
Net Assets – 100.0%		$688,086,273

(a)	Non-income producing security.
(d)	In default.
(h)
An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $7,382,472 and
$685,896,968, respectively.

(n)
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $50,812,737, representing 7.4% of net assets.

(u)	Underlying security deposited into special purpose trust upon creation of self-deposited inverse floaters.
(v)
Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the
annualized seven-day yield of the fund at period end.

(w)	When-issued security.
(z)
Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
California School Finance Authority, Charter School Rev. (Downtown College Prep - Obligated Group), 5%, 6/01/2046	4/22/2016	$1,002,660	$600,000
% of Net assets			0.1%

The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
BAM	Build America Mutual
COP	Certificate of Participation
FGIC	Financial Guaranty Insurance Co.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Assn.
NPFG	National Public Finance Guarantee Corp.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
6/30/25 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial
Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. Pricing services generally value debt instruments assuming orderly transactions of institutional round lot sizes, but a fund may hold or transact in such securities in smaller, odd lot sizes. In instances where a fund holds an odd lot size position in a debt instrument, such position will typically be valued using the pricing agent’s institutional round lot price for the debt instrument. Odd lots may trade at lower prices than institutional round lots, and the fund may receive different prices when it sells odd lot positions than it would receive for sales of institutional round lot positions. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2025 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$685,548,047	$—	$685,548,047
U.S. Corporate Bonds	—	348,921	—	348,921
Investment Companies	7,382,472	—	—	7,382,472
Total	$7,382,472	$685,896,968	$—	$693,279,440
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers for the period ended June 30, 2025:

Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$11,245,030	$42,785,045	$46,646,850	$(1,096)	$343	$7,382,472

Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$125,285	$—
(3) Jurisdiction Weightings
Jurisdiction weighting percentages based on net assets, as of June 30, 2025, are as follows:
California	92.7%
Puerto Rico	2.5%
Alabama	1.0%
Illinois	0.8%
New York	0.4%
North Carolina	0.4%
Maine	0.4%
Virginia	0.4%
Guam	0.3%
South Carolina	0.3%
Texas	0.3%
New Hampshire	0.2%
Ohio	0.2%
Tennessee	0.2%
Wisconsin	0.2%
Pennsylvania (o)	0.0%
U.S. Virgin Islands (o)	0.0%
(o) Less than 0.1%.
The jurisdiction weighting percentages include both accrued interest amounts and equivalent exposure from any derivatives holdings, if applicable.